Preferred Shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of Preferred Shares [Abstract]
PREFERRED SHARES

16. PREFERRED SHARES

As of December 31, 2020, the Company had preferred shares issued and outstanding as follows (share number of the Company’s preferred shares prior to the Merger have been retroactively restated to reflect the Common Exchange Ratio of 160.3 established in the Merger as described in Note 3):

Preferred Shares	Number of Shares	Shareholders
Series C1 Preferred	26,757,258	Ashmore Global Special Situations Fund 4 Limited Partnership and Ashmore Global Special Situations Fund 5 Limited Partnership (“Ashmore”) and International Finance Corporation (“IFC”)
Series C2 Preferred	20,249,450	Ashmore Cayman SPC Limited (“Ashmore Cayman”) and IFC
Series D1 Preferred	22,311,516	Evergreen Ever Limited (“EEL”)
Total	69,318,224

On July 23, 2021, upon the completion of the Merger between Microvast, Inc. and Tuscan, all preferred shares were converted into Common Stock of the combined company at the Common Exchange Ratio of 160.3 as disclosed in Note 3.

The changes in the balance of Series Preferred and redeemable noncontrolling interests included in the mezzanine equity for the nine months ended September 30, 2020 and 2021 were as follows:

(In thousands)	Series C1 Preferred	Series C2 Preferred	Series D1 Preferred	Redeemable noncontrolling interests
Balance as of January 1, 2020	$76,684	$73,100	$127,935	$80,561
Accretion	2,923	6,650	13,986	7,681
Ending balance as of September 30, 2020	$79,607	$79,750	$141,921	$88,242

Balance as of January 1, 2021	$80,581	$81,966	$146,583	$90,820
Accretion from January 1 to July 23	2,257	5,132	10,708	5,841
Conversion as of Merger	(82,838)	(87,098)	(157,291)	(96,661)
Ending balance as of September 30, 2021	$—	$—	$—	$—

17. PREFERRED SHARES

As of January 1, 2018, the Company had preferred shares issued and outstanding as follows (share number of the Company’s preferred shares have been retroactively recast to reflect the exchange ratio established in the Merger Agreement as described in Note 27):

Preferred Shares Category	Number of Shares as of January 1, 2018	Shareholders
Series A1 Preferred	31,357,306	Ashmore Global Special Situations Fund 4 and Fund 5 Limited Partnership (“Ashmore”) and International Finance Corporation (“IFC”)
Series B1 Preferred	15,649,083	Ashmore Cayman SPC Limited (“Ashmore Cayman”) and IFC
Series EEL Preferred	22,311,516	Evergreen Ever Limited (“EEL”)
Total	69,318,224

In 2018, upon issuance of the convertible bond to third-party investors, the Company signed a contribution and issuance agreement with the existing preferred shareholders, in which all the preferred shareholders of the Company agreed that when contribution conditions from bond holders are met, the existing shareholders will exchange their respective Series A1, Series B1 and Series EEL Preferred where Series C1 Preferred shares (“Series C1 Preferred”) is for Series A1 Preferred shareholders, Series C2 Preferred shares (“Series C2 Preferred”) is for Series B1 Preferred shareholders, and Series D1 Preferred shares (“Series D1 Preferred”) is for Series EEL Preferred, respectively, with amended preferential rights. In 2019, contribution conditions were met and the Series C1 (formerly A1), C2 (formerly B1) and D1 (formerly EEL) Preferred were issued.

As this transaction resulted in extinguishment of preferred shares, the Group re-measured the fair value of A1/C1, B1/C2 and EEL/D1 Preferred at the transaction date, which led to a decrease of $61,138 in fair value. The decrease in the fair value amount of the redeemable preferred shares was recorded as a change in additional paid-in capital.

The key terms of the Series C1, C2, D1 and D2 (the “Series Preferred”) issued or to be issued by the Company are as follows:

Conversion rights

Each of the Series Preferred shall be convertible, at the option of the holder thereof, at any time into fully-paid ordinary shares at various conversion rates.

Each Series Preferred shall automatically be converted into ordinary shares of the Company, based on the then-effective Series Preferred Conversion Rate, as applicable, immediately upon the closing of a qualified initial public offering (“IPO”).

The conversion price is subject to adjustment for dilution, including but not limited to share splits, subdivisions, combinations, consolidation of ordinary shares, reclassification and other dilutive events.

Voting rights

After the issuance of Series C1 Preferred and Series C2 Preferred (the “Series C Preferred”), and Series D1 Preferred and Series D2 Preferred (the “Series D Preferred”), each preferred shareholder is entitled to the number of votes equal to the number of preferred shares and has voting rights and powers equal to the ordinary shareholders.

Redemption rights

Redemption rights on Series A1/C1, B1/C2 and EEL/D1 Preferred

The Series A1/C1 and B1/C2 Preferred are redeemable at any time by the holder. The preferred shares owned by EEL shall be redeemable at the option of EEL in the event that a qualified IPO or qualified trade sale fails to occur on or prior to December 31, 2021. In the event that any investor exercises its redemption rights under this event after the Series EEL Preferred Shares are redeemable, the redemption right of the Series A1/C1 and B1/C2 Preferred Shares, as applicable, held by such Investor shall be pari passu with the redemption rights of the Series EEL Preferred Shares.

The redemption price for A1/C1, B1/C2 and EEL/D1 Preferred shall be equal to the aggregate amount of (i) the Series A1/C1, B1/C2 and EEL/D1 preferred shares per share purchase price paid or credited as fully paid on such preferred shares, (ii) all accrued, whether declared or not, but unpaid dividends and distributions on such preferred shares calculated up to and including the date of redemption, (iii) a premium which, together with items (i) and (ii) above, would give the holder of such preferred shares an internal rate of return of 15% for A1/C1 and B1/C2, and 6% (modified to 12% for D1 Preferred) to EEL per annum in respect of the series per share purchase price up to and including the date of redemption.

If Series A1/C1 Preferred and Series B1/C2 Preferred exercise the redemption rights after the Series EEL/D1 Preferred become redeemable, the redemption right of the Series A1/C1 Preferred and Series B1/C2 Preferred shall be pari passu with the redemption rights of Series EEL/D1 Preferred. If the Company does not have sufficient legally available funds to effect redemption, the redemption price for any shares not redeemed increases by 8% per annum with ultimate redemption required when the Company has sufficient legally available funds.

The Company has elected a policy to recognize changes in the redemption value immediately as they occur and adjust the carrying amount to equal the redemption value at end of each reporting period.

Redemption rights on Series B2 Preferred

The Series B2 Preferred were not redeemable, however the liquidation preference makes it redeemable upon certain deemed liquidation events, such as a reorganization or composition with creditors or other analogous insolvency proceeding of the Company. Such liquidation preference was removed upon the issuance of preferred share to EEL.

Dividends rights

Dividends on Series A1/C1, B1/C2 and EEL/D1 Preferred

All shareholders shall be entitled to receive, when and as declared by the Board, out of any assets of the Company legally available therefor, such dividends as may be declared from time to time by the Board.

Each share of Series A1/C1 Preferred, Series B1/C2 Preferred and Series EEL/D1 shall be entitled to receive dividends (‘‘Accruing Dividends’’) at the rate per annum of 6% of the Series A1/C1 Preferred, the Series B1/C2 Preferred and the Series EEL/D1 per share purchase price compounded annually.

The Accruing Dividends shall accrue from day to day, whether or not declared, and shall be cumulative. Such Accruing Dividends shall be payable only when, as, and if declared by the Company’s Board of Directors and the Company shall be under no obligation to pay such dividends until declared.

After the issuance of Series C and D1 Preferred, the dividends preference were amended as follows:

First, to the holders of Series D Preferred that have exercised their redemption rights on or prior to December 31, 2021 to the extent of any unpaid Series D Preferred accruing dividends.

Second, to the holders of Series D Preferred that have not exercised their redemption rights in accordance with the terms of the Shareholders Agreement on or prior to December 31, 2021 to the extent of any unpaid Series D Preferred accruing dividend.

Third, to the holders of Series C Preferred that have exercised their redemption rights on or prior to December 31, 2021 to the extent of any unpaid Series C Preferred accruing dividends.

Fourth, to the holders of Series C Preferred that have not exercised their redemption rights on or prior to December 31, 2021 to the extent of any unpaid Series C Preferred accruing dividend and.

Fifth, to the holders of ordinary shares.

Dividends on Series B2 Preferred

The Series B2 Preferred shall have no dividend preference and the dividend rights of the holders of Series B2 Preferred shall rank on parity with the ordinary shares of the Company.

Participating rights

The Series Preferred have the right to participate in any distributions made to junior securities on an as-converted basis, junior securities including but not limited to the ordinary shares of the Company.

No dividend was declared or paid to the Series Preferred shareholders during the years ended December 31, 2018, 2019 and 2020.

Liquidation preference

Upon the issuance of Series C Preferred and Series D1 Preferred, the liquidation preferences were amended as follows:

•        First, to holders of Series D Preferred, on a pro rata basis, the initial investment plus accruing dividends and the additional amount necessary for holders to receive a return of 12% on the original investment.

•        Second, to unredeemed holders of Series D Preferred, on a pro rata basis, the initial investment plus accruing dividends and the additional amount necessary for holders to receive a return of 12% on the original investment.

•        Third, to holders of Series C Preferred, on a pro rata basis, the initial investment, plus accruing dividends and unpaid dividends.

•        Fourth, to redeemed holders of Series C Preferred, the additional amount necessary for holders to receive a return of 12% on the original investment.

•        Fifth, to unredeemed holders of Series C Preferred, on a pro rata basis, the initial investment plus accruing dividends

•        Sixth, to unredeemed holders of Series C Preferred, the additional amount necessary for holders to receive a return of 12% on the original investment.

•        Last, pari passu to all shareholders of the Company except the above shareholders.

The change in the balance of Series Preferred and redeemable noncontrolling interests included in the mezzanine equity for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Series A1/C1 Preferred	Series B1/C2 Preferred	Series EEL/D1 Preferred	Redeemable noncontrolling interests
Balance as of January 1, 2018	$66,839	$57,490	$140,000	$—
Reclassification from noncontrolling interests	—	—	—	81,438
Accretion before the fair value change	—	—	—	2,505
Fair value change of redeemable noncontrolling interests due to extinguishment	—	—	—	(5,828)
Accretion after the fair value change	10,025	8,391	13,223	1,500
Ending balance as of December 31, 2018	$76,864	$65,881	$153,223	$79,615
Accretion before the extinguishment	961	804	15,439	796
Conversion from Series A1 to C2 Preferred	(11,417)	11,417	—	—
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment	7,135	(12,146)	(56,127)	(8,299)
Accretion after the extinguishment	3,141	7,144	15,400	8,449
Ending balance as of December 31, 2019	$76,684	$73,100	$127,935	$80,561
Accretion	3,897	8,866	18,648	10,259
Ending balance as of December 31, 2020	$80,581	$81,966	$146,583	$90,820